Employee Benefit Plan, Description of Plan - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Description of Plan
1. PLAN DESCRIPTION

The following is a general description of the Bed Bath & Beyond 401(k) Plan, formerly the Beyond 401(k) Plan (the "Plan"). Participants should refer to the Summary Plan Description for a more complete description of the provisions described in the Plan Document.

General

The Plan is a defined contribution plan originally adopted by Bed Bath & Beyond, Inc. (the "Company" or "Plan Sponsor" or "Plan Administrator") in 1998 and has been amended since that date. Participation in the Plan is open to all eligible employees of the Company (individually, a "Participant" and collectively, "Participants") and its named subsidiaries as listed in the Plan Document. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

On December 29, 2022, the SECURE 2.0 Act of 2022 ("SECURE Act 2.0") was signed into law. This occurred as part of the passage of the Consolidated Appropriations Act, 2023, a federal government spending package. The bipartisan legislation builds on the Setting Every Community Up for Retirement Enhancement Act of 2019 ("SECURE Act 1.0"), retirement legislation signed into law at the end of 2019, and includes reforms that seek to expand retirement coverage and savings. The SECURE Act 2.0 contains over 90 new retirement provisions, with varying effective dates through 2027. Since the SECURE Act 2.0 provisions include both required and optional elements, the Plan Administrator will determine the optional provisions to elect and amend the Plan Document accordingly. The Plan Administrator did not adopt any of the optional provisions for 2025 and accordingly, there was no material impact to the Plan's 2025 financial statements.

Plan Administration

The Bed Bath & Beyond 401(k) Administrative Committee consists of certain executives of the Company who oversee the administration of the Plan.

Trustee

The Plan has engaged Fidelity Management Trust Company (the "Trustee") as Trustee to the Plan and all Plan assets are held in a trust with the Trustee. The Plan has also engaged Fidelity Workplace Services LLC, which provides recordkeeping and administrative services to the Plan.

Eligibility

Employees are eligible to enroll and participate in the Plan subject to meeting the following criteria: (1) one month of service at the Company; and (2) reaching 18 years of age. Upon meeting both criteria, employees are deemed to be eligible to participate in the Plan at the beginning of the following month and are able to make future deferral contributions any time thereafter.

Contributions

Participants may contribute up to 92% of their eligible compensation as defined by the Plan both on a before tax basis and on an after-tax basis, provided the amounts do not exceed the annual limits imposed by the Internal Revenue Code (the "IRC"). Such contributions are withheld by the Company from each Participant's eligible compensation and deposited with the Trustee to be invested in the appropriate fund in accordance with the Participant's directives. The Plan provides for automatic enrollment of all eligible newly-hired employees at an initial deferral rate of 3% of eligible compensation, unless the employee elects not to make such a contribution to the Plan. Contribution rates for those Participants automatically enrolled in the Plan are increased by 1% each year, up to a maximum deferral rate of 6% of eligible compensation. The Plan provides for a safe harbor matching contribution equal to 100% of the first 6% of the Participant's eligible compensation that is deferred. Safe harbor matching contributions automatically satisfy the nondiscrimination testing requirements under IRC section 401(m). The safe harbor match is calculated per Plan year and funded per pay period with an annual "true up" for compensation, if necessary. All Participants are eligible for the annual true up. Participants may elect to roll over amounts from other qualified plans into the Plan provided that certain conditions are met based upon the terms of the Plan Document. The Company may also make discretionary matching contributions and discretionary nonelective contributions to all eligible participants.
Participant Accounts

Separate accounts are valued daily and maintained for each Participant, and each Participant's account is credited with the Participant's contributions, and an allocation of the Company's safe harbor matching contribution and discretionary matching and nonelective contributions, if applicable. The Plan earnings are allocated to each Participant's account in proportion to the average daily balance in each fund option. Participants may elect to have contributions invested or transferred to any one or any combination of the investment funds available on a daily basis, including the common stock of the Plan Sponsor. Notwithstanding the foregoing, Participants are subject to restrictions on trading the common stock of the Plan Sponsor during established blackout periods in accordance with applicable securities laws of the Securities and Exchange Commission. Participants will receive notice of a blackout period and its anticipated end date.

Vesting

Participants are 100% vested at all times with respect to their own contributions in the Plan and the earnings thereon. Participants are also 100% vested with respect to Company safe harbor matching contributions and earnings on those contributions. Company discretionary matching and nonelective contributions vest at 20% after one year of service and increase 20% each additional year of service, becoming 100% vested after five years of service. Regardless of length of employment, a Participant is 100% vested in Company discretionary matching and nonelective contributions and earnings on those contributions if the Participant continues in employment with the Company until age 65, or if the Participant dies or becomes disabled while employed by the Company. For the year ended December 31, 2025, there were no Company discretionary matching or nonelective contributions made to Participants.

Forfeitures

Forfeitures are recognized in the Plan year that the Participant receives a complete distribution of their account, or after five consecutive one-year breaks in service. Forfeited non-vested accounts may be used to first pay administrative expenses of the Plan and then applied to reduce future employer contributions.

At December 31, 2025 and 2024, forfeited non-vested accounts totaled $39,212 and $43,173, respectively. For the years ended December 31, 2025 and 2024, the Plan Sponsor did not allocate forfeited non-vested account funds to offset employer contributions.

Administration

The Plan is sponsored by the Company and the administrator is the Bed Bath & Beyond 401(k) Administrative Committee. Operating and administrative expenses incurred in the administration of the Plan are the responsibility of the Plan, unless assumed by the Company. During 2025, the Company paid none of the record-keeping expenses, trustee expenses, administrative and operating expenses and has no obligation to assume any Plan expenses in the future.

Distributions

Distributions from the Plan are available upon any of the following: (1) termination of employment with the Company; and (2) disability or death. Upon occurrence of one of these events, the Participant (or the designated beneficiary) may receive a lump sum distribution equal to the value of the account or receive the value of the account in periodic installments, transfer the value of the account to an Individual Retirement Account or other qualified retirement plan, or maintain the value of the account in the Plan subject to certain fees. Distributions from the Plan will normally be taxed as ordinary income for income tax purposes, unless the Participant (or the designated beneficiary) elects to roll over his or her distributions into an Individual Retirement Account or another qualified retirement plan, or maintain the value of the account in the Plan. In addition, a Participant may withdraw an amount from his or her account attributable to the Participant's own deferral contributions to the Plan necessary to satisfy an immediate and heavy financial need of the Participant or, upon the attainment of age 59 ½, all or any portion of the Participant's account balance, or in certain other limited circumstances, such as active military service (HEART Act), as defined by the Plan. In certain cases, the Plan also allows for an involuntary automatic distribution of a terminated Participant's account balance totaling less than $7,000. At the later of age 73 or termination of employment, minimum required distributions are required to commence.

Notes Receivable from Participants

Participants may borrow from their fund accounts a minimum of $1,000 and up to a maximum of $50,000 or 50% of their vested account balance, whichever is less. Each Participant is only allowed to apply for one loan each calendar year and have only one loan outstanding at any given time. Loan terms may not exceed five years unless the loan is used to purchase a Participant's principal residence, in which case repayment terms may not exceed ten years. The loans are secured by the balance in the Participant's account and bear interest at a fixed interest rate commensurate with the prevailing prime rate, as reported by Thomson Reuters, plus an increment (currently 2%). This rate is used by Fidelity's automated Loan Interest Rate Update Service to administer Plan loans. The "plus increment" percentage (currently 2%) is determined by the Bed Bath & Beyond 401(k) Administrative Committee. A borrowing Participant pays principal and interest ratably through payroll deductions. Loans are due in full within 60 days of termination of employment. Notes receivable from Participants at December 31, 2025 bear interest ranging from 5.25% to 10.50%. At December 31, 2025, loan maturity dates range from January 2026 to December 2030.

Amendment and Termination of the Plan

The Company anticipates that the Plan will continue without interruption; however, the Company reserves the right to amend or terminate the Plan. No amendment or termination may deprive any Participant of rights accrued prior to the enactment of such amendment or termination. No amendment shall permit any part of the assets of the Plan to revert to the Company or be used or diverted for purposes other than for the exclusive benefit of the Participants. If the Plan should be terminated or partially terminated, the amount in each affected Participant's account as of the date of such termination (after proper adjustment for all expenses, earnings and allocations) becomes non-forfeitable. Such amounts are distributable by the Trustee to the Participants.

EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	92.00%
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Participant Contribution, Automatic, Deferral Rate	3.00%
EBP, Forfeited Nonvested Account	$ 39,212	$ 43,173
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Notes Receivable from Participant Loan, Term	5 years
EBP, Notes Receivable from Participant, Account, Primary Residence, Maximum Borrowing Term	10 years
EBP, Participant Loan, Basis Spread on Variable Rate	2.00%
EBP, Summary of Accounting Policy
2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The accompanying financial statements have been prepared on the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America ("GAAP").

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Plan Administrator to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at December 31, 2025 and 2024, and the reported amounts of additions to and deductions from net assets for the year ended December 31, 2025. Actual results could differ from those estimates.

Risks and Uncertainties

The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risk. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect Participant accounts, balances, and the amounts reported in the statements of net assets available for benefits and changes in net assets available for benefits.

Investment Valuation

The Plan's investments are stated at fair value. Fair value is the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (see Note 3—Fair Value Measurements).

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes gains and losses on investments bought and sold as well as held during the year.

Contributions

Participant contributions are recorded in the period during which the Company makes payroll deductions from Participants' compensation. Company matching contributions are recorded in the same period. Company profit sharing contributions, if any, are accrued in the period for which they are authorized and are deposited with the Trustee in the following year.

Notes Receivable from Participants

Notes receivable from Participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent notes receivable are reclassified as distributions based upon the terms of the Plan Document. No allowance for credit losses has been recorded as of December 31, 2025 and 2024.

Benefit Payments

Benefits are recorded when paid.

Subsequent Events

The Plan has evaluated all events subsequent to the date of the statements of net assets available for benefits and has determined that there are no subsequent events that require disclosure.